UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-00043

DWS Investment Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2011 Semiannual Report to Shareholders

DWS Blue Chip Fund

Contents
4 Performance Summary
8 Information About Your Fund's Expenses
10 Portfolio Summary
12 Investment Portfolio
20 Statement of Assets and Liabilities
22 Statement of Operations
23 Statement of Changes in Net Assets
24 Financial Highlights
29 Notes to Financial Statements
39 Summary of Management Fee Evaluation by Independent Fee Consultant
43 Account Management Resources
44 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2011
Average Annual Total Returns as of 4/30/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	18.37%	17.22%	3.25%	2.63%	2.83%
Class B	17.81%	16.32%	2.37%	1.75%	1.96%
Class C	17.83%	16.36%	2.47%	1.85%	2.03%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	11.56%	10.48%	1.24%	1.42%	2.22%
Class B (max 4.00% CDSC)	13.81%	13.32%	1.73%	1.60%	1.96%
Class C (max 1.00% CDSC)	16.83%	16.36%	2.47%	1.85%	2.03%
No Sales Charges						Life of Class S*
Class S	18.54%	17.54%	3.51%	2.88%	N/A	4.63%
Institutional Class	18.38%	17.28%	3.38%	2.89%	3.18%	N/A
Russell 1000® Index+	17.12%	18.02%	2.30%	3.30%	3.34%	4.99%
S&P 500® Index++	16.36%	17.22%	1.73%	2.95%	2.82%	4.46%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* Class S shares commenced operations on February 1, 2005. Index returns began on January 31, 2005.
Average Annual Total Returns as of 3/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	16.02%	3.75%	2.27%	3.27%
Class B	15.04%	2.88%	1.39%	2.40%
Class C	15.12%	2.95%	1.49%	2.46%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	9.35%	1.73%	1.06%	2.66%
Class B (max 4.00% CDSC)	12.04%	2.24%	1.23%	2.40%
Class C (max 1.00% CDSC)	15.12%	2.95%	1.49%	2.46%
No Sales Charges					Life of Class S*
Class S	16.27%	4.00%	2.50%	N/A	4.18%
Institutional Class	15.99%	3.88%	2.53%	3.62%	N/A
Russell 1000® Index+	16.69%	2.98%	2.93%	3.83%	4.55%
S&P 500® Index++	15.65%	2.35%	2.62%	3.29%	4.03%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Class S shares commenced operations on February 1, 2005. Index returns began on January 31, 2005.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2011 are 1.19%, 2.11%,1.95%, 0.94% and 1.56% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Blue Chip Fund — Class A [] Russell 1000 Index+ [] S&P 500 Index++

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/11	$18.02	$16.54	$16.85	$18.01	$18.69
10/31/10	$15.34	$14.04	$14.30	$15.35	$15.91
Distribution Information: Six Months as of 4/30/11: Income Dividends	$.12	$—	$—	$.17	$.13

Lipper Rankings — Multi-Cap Core Funds Category as of 4/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	494	of	823	60
3-Year	269	of	707	38
5-Year	330	of	593	56
10-Year	192	of	281	69
Class B 1-Year	587	of	823	72
3-Year	385	of	707	55
5-Year	427	of	593	72
10-Year	233	of	281	83
Class C 1-Year	583	of	823	71
3-Year	368	of	707	52
5-Year	420	of	593	71
10-Year	230	of	281	82
Class S 1-Year	456	of	823	56
3-Year	246	of	707	35
5-Year	296	of	593	50
Institutional Class 1-Year	488	of	823	60
3-Year	259	of	707	37
5-Year	294	of	593	50
10-Year	173	of	281	62

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class B shares and Institutional Class shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2010 to April 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,183.70	$1,178.10	$1,178.30	$1,185.40	$1,183.80
Expenses Paid per $1,000*	$6.33	$11.29	$10.53	$4.93	$5.90
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,018.99	$1,014.43	$1,015.12	$1,020.28	$1,019.39
Expenses Paid per $1,000*	$5.86	$10.44	$9.74	$4.56	$5.46

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Blue Chip Fund	1.17%	2.09%	1.95%	.91%	1.09%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/11	10/31/10

Common Stocks	98%	98%
Cash Equivalents*	2%	2%
	100%	100%

Sector Diversification (As a % of Common Stocks)	4/30/11	10/31/10

Information Technology	17%	17%
Financials	15%	17%
Health Care	14%	15%
Energy	13%	11%
Industrials	13%	12%
Consumer Discretionary	11%	10%
Consumer Staples	7%	8%
Materials	5%	5%
Telecommunication Services	3%	3%
Utilities	2%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Fund invests in futures contracts.
Ten Largest Equity Holdings at April 30, 2011 (21.6% of Net Assets)
1. International Business Machines Corp. Manufacturer of computers and provider of information processing services	3.0%
2. JPMorgan Chase & Co. Provider of global financial services	2.6%
3. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	2.5%
4. ConocoPhillips Producer of petroleum and other natural gases	2.2%
5. UnitedHealth Group, Inc. Operator of organized health systems	2.2%
6. Caterpillar, Inc. Manufactures and markets agricultural and forestry machinery	1.9%
7. Comcast Corp. Provider of entertainment, information and communications products and services	1.8%
8. Verizon Communications, Inc. An integrated telecommunications company	1.8%
9. Marathon Oil Corp. Explorer and producer of oil and natural gas	1.8%
10. Capital One Financial Corp. A diversified bank, provider of various financial services and products	1.8%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 12. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2011 (Unaudited)
	Shares	Value ($)

Common Stocks 98.5%
Consumer Discretionary 11.1%
Diversified Consumer Services 0.1%
Career Education Corp.* (a)	17,300	377,313
Hotels Restaurants & Leisure 1.5%
Chipotle Mexican Grill, Inc.*	7,200	1,920,888
Starbucks Corp.	46,600	1,686,454
Wynn Resorts Ltd.	26,800	3,943,620
		7,550,962
Household Durables 0.1%
Whirlpool Corp.	4,700	405,046
Internet & Catalog Retail 0.3%
Liberty Media Corp. — Interactive "A"*	97,400	1,702,552
Leisure Equipment & Products 0.1%
Polaris Industries, Inc.	2,600	274,118
Media 4.9%
CBS Corp. "B"	85,300	2,151,266
Comcast Corp. "A"	358,500	9,407,040
Liberty Global, Inc. "A"*	8,200	381,300
Time Warner Cable, Inc.	12,200	953,186
Time Warner, Inc. (a)	142,133	5,381,155
Viacom, Inc. "B"	23,700	1,212,492
Virgin Media, Inc. (a)	20,000	605,200
Walt Disney Co. (a)	118,900	5,124,590
		25,216,229
Multiline Retail 1.2%
Dillard's, Inc. "A" (a)	102,344	4,914,559
Macy's, Inc.	55,000	1,315,050
		6,229,609
Specialty Retail 1.8%
Advance Auto Parts, Inc.	5,500	360,030
AutoZone, Inc.*	2,200	621,236
Dick's Sporting Goods, Inc.*	18,200	744,926
Foot Locker, Inc.	14,000	301,280
Limited Brands, Inc.	34,400	1,415,904
Ross Stores, Inc.	5,400	397,926
TJX Companies, Inc.	91,300	4,895,506
Tractor Supply Co.	6,000	371,220
		9,108,028
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.*	8,800	176,968
Lululemon Athletica, Inc.*	12,900	1,290,645
VF Corp. (a)	44,200	4,444,752
		5,912,365
Consumer Staples 6.6%
Beverages 0.1%
Coca-Cola Enterprises, Inc.	16,400	465,924
Constellation Brands, Inc. "A"*	15,000	335,850
		801,774
Food & Staples Retailing 1.5%
Costco Wholesale Corp. (a)	30,900	2,500,428
Kroger Co.	55,500	1,349,205
Safeway, Inc. (a)	119,200	2,897,752
Wal-Mart Stores, Inc. (a)	6,700	368,366
Whole Foods Market, Inc.	10,600	665,256
		7,781,007
Food Products 3.0%
Archer-Daniels-Midland Co.	38,800	1,436,376
ConAgra Foods, Inc.	38,300	936,435
Corn Products International, Inc.	17,600	969,760
Fresh Del Monte Produce, Inc.	26,300	712,993
Hormel Foods Corp. (a)	31,000	911,710
Smithfield Foods, Inc.*	50,600	1,192,136
The Hershey Co.	57,700	3,329,867
The JM Smucker Co.	9,300	698,151
Tyson Foods, Inc. "A" (a)	264,500	5,263,550
		15,450,978
Household Products 0.5%
Church & Dwight Co., Inc.	3,000	247,440
Colgate-Palmolive Co.	26,100	2,201,535
		2,448,975
Personal Products 0.4%
Herbalife Ltd.	22,300	2,002,094
Tobacco 1.1%
Lorillard, Inc.	8,800	937,200
Philip Morris International, Inc.	65,400	4,541,376
		5,478,576
Energy 12.7%
Energy Equipment & Services 1.1%
Complete Production Services, Inc.*	59,000	2,002,460
National Oilwell Varco, Inc.	12,800	981,632
Oil States International, Inc.* (a)	16,900	1,402,869
Patterson-UTI Energy, Inc.	37,900	1,179,069
		5,566,030
Oil, Gas & Consumable Fuels 11.6%
Apache Corp.	2,500	333,425
Chesapeake Energy Corp.	43,900	1,478,113
Chevron Corp.	118,700	12,990,528
Cimarex Energy Co. (a)	5,200	575,068
ConocoPhillips	143,100	11,294,883
CVR Energy, Inc.*	32,900	731,367
Devon Energy Corp.	57,600	5,241,600
Exxon Mobil Corp.	101,200	8,905,600
Hess Corp.	34,500	2,965,620
Marathon Oil Corp.	171,400	9,262,456
Murphy Oil Corp.	29,500	2,285,660
Valero Energy Corp.	109,400	3,096,020
		59,160,340
Financials 14.8%
Capital Markets 0.9%
American Capital Ltd.* (a)	25,700	263,939
BlackRock, Inc.	6,900	1,351,986
Franklin Resources, Inc. (a)	15,500	2,001,360
Invesco Ltd.	8,300	206,421
T. Rowe Price Group, Inc. (a)	11,700	751,725
		4,575,431
Commercial Banks 2.6%
Fifth Third Bancorp.	10,300	136,681
KeyCorp (a)	341,800	2,963,406
M&T Bank Corp. (a)	8,200	724,634
Marshall & Ilsley Corp.	55,800	455,886
SunTrust Banks, Inc.	272,000	7,667,680
Zions Bancorp. (a)	64,600	1,579,470
		13,527,757
Consumer Finance 2.7%
Capital One Financial Corp. (a)	165,800	9,074,234
Discover Financial Services	192,600	4,784,184
		13,858,418
Diversified Financial Services 3.3%
CME Group, Inc. "A"	7,400	2,188,698
IntercontinentalExchange, Inc.*	1,900	228,665
JPMorgan Chase & Co.	285,500	13,027,365
PHH Corp.* (a)	9,100	195,286
The NASDAQ OMX Group, Inc.* (a)	39,900	1,081,290
		16,721,304
Insurance 4.4%
ACE Ltd.	55,100	3,705,475
Allied World Assurance Co. Holdings Ltd.	19,800	1,286,406
Arch Capital Group Ltd.*	1,900	197,600
Axis Capital Holdings Ltd.	6,900	243,984
Chubb Corp.	64,400	4,198,236
Hartford Financial Services Group, Inc. (a)	47,600	1,378,972
Lincoln National Corp.	9,800	306,054
Progressive Corp.	46,400	1,018,016
Reinsurance Group of America, Inc. (a)	9,800	620,340
RenaissanceRe Holdings Ltd.	7,800	548,184
The Travelers Companies, Inc. (a)	141,600	8,960,448
		22,463,715
Real Estate Investment Trusts 0.6%
HCP, Inc. (REIT) (a)	67,500	2,674,350
Rayonier, Inc. (REIT) (a)	5,000	331,800
		3,006,150
Thrifts & Mortgage Finance 0.3%
People's United Financial, Inc. (a)	100,500	1,375,845
Health Care 14.3%
Biotechnology 2.3%
Biogen Idec, Inc.* (a)	61,800	6,016,230
Cephalon, Inc.* (a)	78,000	5,990,400
		12,006,630
Health Care Providers & Services 6.3%
Aetna, Inc.	23,600	976,568
AMERIGROUP Corp.*	4,600	314,180
AmerisourceBergen Corp. (a)	101,200	4,112,768
Cardinal Health, Inc.	94,300	4,119,967
CIGNA Corp.	29,000	1,358,070
Coventry Health Care, Inc.*	105,700	3,410,939
Health Net, Inc.*	25,100	835,830
Humana, Inc.*	63,100	4,803,172
UnitedHealth Group, Inc.	222,900	10,973,367
WellPoint, Inc.	14,000	1,075,060
		31,979,921
Life Sciences Tools & Services 0.2%
Illumina, Inc.*	11,600	823,368
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	191,500	5,381,150
Eli Lilly & Co.	233,400	8,638,134
Endo Pharmaceuticals Holdings, Inc.*	57,800	2,263,448
Forest Laboratories, Inc.*	203,400	6,744,744
Johnson & Johnson	17,900	1,176,388
Medicis Pharmaceutical Corp. "A"	19,300	684,378
Merck & Co., Inc.	45,900	1,650,105
Par Pharmaceutical Companies, Inc.*	27,800	957,432
ViroPharma, Inc.*	6,900	133,101
Warner Chilcott PLC "A"	32,200	742,210
		28,371,090
Industrials 12.3%
Aerospace & Defense 4.8%
General Dynamics Corp.	51,700	3,764,794
Honeywell International, Inc.	78,600	4,812,678
L-3 Communications Holdings, Inc.	10,400	833,976
Lockheed Martin Corp.	21,100	1,672,175
Northrop Grumman Corp. (a)	116,400	7,404,204
Raytheon Co.	91,000	4,418,050
United Technologies Corp.	23,300	2,087,214
		24,993,091
Air Freight & Logistics 0.5%
FedEx Corp.	26,700	2,554,389
Airlines 0.3%
Alaska Air Group, Inc.*	20,400	1,343,748
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	63,500	1,197,610
Construction & Engineering 0.3%
EMCOR Group, Inc.*	25,700	795,929
KBR, Inc.	14,000	537,180
		1,333,109
Industrial Conglomerates 1.0%
3M Co.	15,100	1,467,871
General Electric Co.	59,200	1,210,640
Tyco International Ltd.	49,200	2,398,008
		5,076,519
Machinery 3.2%
Caterpillar, Inc.	81,700	9,428,997
Cummins, Inc.	13,900	1,670,502
Dover Corp.	6,400	435,456
Eaton Corp.	63,600	3,404,508
Oshkosh Corp.*	37,700	1,193,582
		16,133,045
Professional Services 0.2%
Manpower, Inc.	15,400	1,020,250
Road & Rail 1.2%
CSX Corp.	13,000	1,022,970
Dollar Thrifty Automotive Group, Inc.*	9,200	634,156
Norfolk Southern Corp.	13,800	1,030,584
Ryder System, Inc.	63,900	3,418,650
		6,106,360
Trading Companies & Distributors 0.6%
United Rentals, Inc.*	12,200	358,924
W.W. Grainger, Inc. (a)	19,200	2,910,720
		3,269,644
Information Technology 17.3%
Communications Equipment 0.3%
Polycom, Inc.*	6,500	388,895
Riverbed Technology, Inc.*	34,700	1,219,358
		1,608,253
Computers & Peripherals 1.9%
Dell, Inc.*	154,300	2,393,193
EMC Corp.* (a)	62,300	1,765,582
Lexmark International, Inc. "A"*	70,700	2,280,075
SanDisk Corp.*	21,500	1,056,510
Western Digital Corp.*	53,300	2,121,340
		9,616,700
Electronic Equipment, Instruments & Components 3.4%
Anixter International, Inc. (a)	12,500	939,250
Arrow Electronics, Inc.*	87,300	3,980,007
Avnet, Inc.*	37,400	1,358,368
Flextronics International Ltd.* (a)	57,800	402,866
Ingram Micro, Inc. "A"*	80,100	1,500,273
Jabil Circuit, Inc.	10,600	210,304
TE Connectivity Ltd.	98,300	3,524,055
Tech Data Corp.* (a)	46,900	2,491,797
Vishay Intertechnology, Inc.* (a)	155,700	2,970,756
		17,377,676
Internet Software & Services 2.3%
AOL, Inc.* (a)	56,700	1,155,546
Baidu, Inc. (ADR)*	51,000	7,574,520
IAC/InterActiveCorp.* (a)	85,200	3,076,572
		11,806,638
IT Services 5.4%
Automatic Data Processing, Inc. (a)	69,900	3,799,065
Computer Sciences Corp.	118,644	6,048,471
Fiserv, Inc.*	19,200	1,177,152
International Business Machines Corp.	90,700	15,471,606
VeriFone Systems, Inc.* (a)	22,800	1,249,896
		27,746,190
Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	26,500	1,290,550
Analog Devices, Inc. (a)	17,400	701,394
Applied Materials, Inc.	170,800	2,679,852
GT Solar International, Inc.* (a)	39,500	441,215
Micron Technology, Inc.* (a)	481,700	5,438,393
Teradyne, Inc.* (a)	33,800	544,180
		11,095,584
Software 1.8%
Activision Blizzard, Inc.	20,400	232,356
Ariba, Inc.*	7,700	267,729
CA, Inc.	12,600	309,834
Citrix Systems, Inc.*	13,200	1,113,288
Oracle Corp.	166,100	5,987,905
Symantec Corp.*	9,800	192,570
TIBCO Software, Inc.*	34,000	1,019,660
		9,123,342
Materials 4.7%
Chemicals 3.2%
Dow Chemical Co.	56,700	2,324,133
E.I. du Pont de Nemours & Co.	139,900	7,944,921
Eastman Chemical Co.	6,500	697,125
Georgia Gulf Corp.*	5,800	228,404
Lubrizol Corp.	18,900	2,542,428
Potash Corp. of Saskatchewan, Inc.	12,900	727,302
PPG Industries, Inc.	17,900	1,694,593
Westlake Chemical Corp.	2,400	157,560
		16,316,466
Metals & Mining 0.9%
Barrick Gold Corp.	71,000	3,621,710
Coeur d'Alene Mines Corp.*	28,900	916,419
		4,538,129
Paper & Forest Products 0.6%
Domtar Corp. (a)	18,300	1,702,266
International Paper Co.	38,800	1,198,144
MeadWestvaco Corp.	14,200	478,398
		3,378,808
Telecommunication Services 2.9%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	66,400	2,066,368
Verizon Communications, Inc.	246,100	9,297,658
		11,364,026
Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.* (a)	57,300	296,814
Vodafone Group PLC (ADR) (a)	103,400	3,011,008
		3,307,822
Utilities 1.8%
Electric Utilities 0.7%
Duke Energy Corp. (a)	174,900	3,261,885
Pepco Holdings, Inc.	14,500	279,415
		3,541,300
Independent Power Producers & Energy Traders 0.8%
NRG Energy, Inc.* (a)	177,933	4,305,979
Multi-Utilities 0.3%
Ameren Corp.	43,300	1,269,123
Total Common Stocks (Cost $426,142,654)		503,599,426

Securities Lending Collateral 16.5%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $84,243,534)	84,243,534	84,243,534

Cash Equivalents 1.8%
Central Cash Management Fund, 0.14% (b) (Cost $9,130,610)	9,130,610	9,130,610

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $519,516,798)+	116.8	596,973,570
Other Assets and Liabilities, Net (a)	(16.8)	(85,728,303)
Net Assets	100.0	511,245,267

* Non-income producing security.

+ The cost for federal income tax purposes was $522,595,017. At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $74,378,553. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $78,376,177 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,997,624.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements), amounting to $75,335,750. In addition, included in other assets and liabilities, net are pending sales, amounting to $6,828,979, that are also on loan. The value of all securities loaned at April 30, 2011 amounted to $82,164,729, which is 16.1% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At April 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P E-Mini 500 Index	USD	6/17/2011	105	7,138,425	170,371

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$503,599,426	$—	$—	$503,599,426
Short-Term Investments (d)	93,374,144	—	—	93,374,144
Derivatives (e)	170,371	—	—	170,371
Total	$597,143,941	$—	$—	$597,143,941

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.

(d) See Investment Portfolio for additional detailed categorizations.

(e) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $426,142,654) — including $75,335,750 of securities loaned	$503,599,426
Investment in Daily Assets Fund Institutional (cost $84,243,534)*	84,243,534
Investment in Central Cash Management Fund (cost $9,130,610)	9,130,610
Total investments in securities, at value (cost $519,516,798)	596,973,570
Cash	10,000
Foreign currency, at value (cost $4,475)	4,892
Deposit with broker for futures contracts	1,391,373
Receivable for investments sold	55,443,651
Receivable for Fund shares sold	1,542,930
Dividends receivable	340,209
Interest receivable	15,842
Receivable for daily variation margin on futures contracts	170,371
Foreign taxes recoverable	2,495
Other assets	83,580
Total assets	655,978,913
Liabilities
Payable upon return of securities loaned	84,243,534
Payable for investments purchased	58,414,929
Payable for Fund shares redeemed	1,150,778
Accrued management fee	196,599
Other accrued expenses and payables	727,806
Total liabilities	144,733,646
Net assets, at value	$511,245,267
Net Assets Consist of
Undistributed net investment income	1,001,473
Net unrealized appreciation (depreciation) on: Investments	77,456,772
Futures	170,371
Foreign currency	417
Accumulated net realized gain (loss)	(67,124,159)
Paid-in capital	499,740,393
Net assets, at value	$511,245,267

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of April 30, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($259,953,684 ÷ 14,425,488 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$18.02
Maximum offering price per share (100 ÷ 94.25 of $18.02)	$19.12
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($7,573,774 ÷ 458,037 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$16.54
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($20,855,477 ÷ 1,237,370 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$16.85
Class S Net Asset Value, offering and redemption price per share ($22,842,204 ÷ 1,268,658 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$18.01
Institutional Class Net Asset Value, offering and redemption price per share ($200,020,128 ÷ 10,699,886 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$18.69

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2011 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $3,504)	$3,646,311
Interest	144
Income distributions — Central Cash Management Fund	9,273
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	73,149
Total income	3,728,877
Expenses: Management fee	1,049,000
Administration fee	224,846
Services to shareholders	1,034,714
Distribution and service fees	436,239
Custodian fee	10,148
Professional fees	37,888
Reports to shareholders	82,050
Registration fees	36,317
Trustees' fees and expenses	6,274
Other	10,740
Total expenses before expense reductions	2,928,216
Expense reductions	(269,747)
Total expenses after expense reductions	2,658,469
Net investment income (loss)	1,070,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	38,417,941
Futures	1,019,887
39,437,828
Change in net unrealized appreciation (depreciation) on: Investments	35,681,974
Futures	(159,912)
Foreign currency	354
35,522,416
Net gain (loss)	74,960,244
Net increase (decrease) in net assets resulting from operations	$76,030,652

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations: Net investment income (loss)	$1,070,408	$2,656,433
Net realized gain (loss)	39,437,828	23,393,501
Change in net unrealized appreciation (depreciation)	35,522,416	20,651,961
Net increase (decrease) in net assets resulting from operations	76,030,652	46,701,895
Distributions to shareholders from: Net investment income: Class A	(1,832,827)	(2,234,771)
Class B	—	(28,453)
Class C	—	(32,551)
Class S	(200,888)	(200,948)
Institutional Class	(1,070,183)	(1,614)
Total distributions	(3,103,898)	(2,498,337)
Fund share transactions: Proceeds from shares sold	90,757,667	150,621,173
Reinvestment of distributions	1,942,241	2,378,330
Cost of shares redeemed	(52,960,165)	(80,648,858)
Net increase (decrease) in net assets from Fund share transactions	39,739,743	72,350,645
Increase from regulatory settlements (see Note G)	—	471,390
Increase (decrease) in net assets	112,666,497	117,025,593
Net assets at beginning of period	398,578,770	281,553,177
Net assets at end of period (including undistributed net investment income of $1,001,473 and $3,034,963, respectively)	$511,245,267	$398,578,770

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended October 31,	2011	a	2010		2009	2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$15.34		$13.46		$11.43	$22.57		$22.16	$19.07
Income (loss) from investment operations: Net investment income (loss)b	.04		.12		.12	.11		.14	.17	e
Net realized and unrealized gain (loss)	2.76		1.87		2.02	(8.15)		2.47	2.98
Total from investment operations	2.80		1.99		2.14	(8.04)		2.61	3.15
Less distributions from: Net investment income	(.12)		(.13)		(.11)	(.16)		(.14)	(.06)
Net realized gains	—		—		—	(2.94)		(2.06)	—
Total distributions	(.12)		(.13)		(.11)	(3.10)		(2.20)	(.06)
Increase from regulatory settlements	—		.02	f	—	—		—	—
Net asset value, end of period	$18.02		$15.34		$13.46	$11.43		$22.57	$22.16
Total Return (%)c	18.37	**	15.02	f	18.99	(40.56	)d	12.68	16.54	e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	260		235		232	218		436	429
Ratio of expenses (%)	1.17	*	1.19		1.26	1.19		1.13	1.12
Ratio of net investment income (%)	.48	*	.84		1.06	.69		.68	.82	e
Portfolio turnover rate (%)	108	**	134		82	140		266	259
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.012 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
f Includes a non-recurring payment from the Advisor, which amounted to $0.014 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note G). The Fund also received $0.005 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.14% lower.
* Annualized
** Not annualized

Class B Years Ended October 31,	2011	a	2010		2009		2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$14.04		$12.34		$10.46		$20.92		$20.72	$17.94
Income (loss) from investment operations: Net investment income (loss)b	(.02)		(.00	)***	.03		(.01)		(.01)	(.01	)e
Net realized and unrealized gain (loss)	2.52		1.72		1.86		(7.51)		2.27	2.79
Total from investment operations	2.50		1.72		1.89		(7.52)		2.26	2.78
Less distributions from: Net investment income	—		(.03)		(.01)		—		—	—
Net realized gains	—		—		—		(2.94)		(2.06)	—
Total distributions	—		(.03)		(.01)		(2.94)		(2.06)	—
Increase from regulatory settlements	—		.01	f	—		—		—	—
Net asset value, end of period	$16.54		$14.04		$12.34		$10.46		$20.92	$20.72
Total Return (%)c	17.81	d**	14.02	f	18.11	d	(41.08	)d	11.72	15.50	d,e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8		8		14		19		52	74
Ratio of expenses before expense reductions (%)	2.13	*	2.11		2.20		2.10		1.99	2.11
Ratio of expenses after expense reductions (%)	2.09	*	2.11		2.03		2.09		1.99	2.02
Ratio of net investment income (loss) (%)	(.43	)*	(.02)		.34		(.21)		(.18)	(.06	)e
Portfolio turnover rate (%)	108	**	134		82		140		266	259
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.012 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
f Includes a non-recurring payment from the Advisor, which amounted to $0.011 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note G). The Fund also received $0.003 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.14% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2011	a	2010		2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$14.30		$12.54		$10.65	$21.22		$20.97		$18.12
Income (loss) from investment operations: Net investment income (loss)b	(.01)		.01		.03	(.00	)***	(.00	)***	.02	e
Net realized and unrealized gain (loss)	2.56		1.75		1.88	(7.63)		2.31		2.83
Total from investment operations	2.55		1.76		1.91	(7.63)		2.31		2.85
Less distributions from: Net investment income	—		(.02)		(.02)	—		—		—
Net realized gains	—		—		—	(2.94)		(2.06)		—
Total distributions	—		(.02)		(.02)	(2.94)		(2.06)		—
Increase from regulatory settlements	—		.02	f	—	—		—		—
Net asset value, end of period	$16.85		$14.30		$12.54	$10.65		$21.22		$20.97
Total Return (%)c	17.83	**	14.21	f	18.13	(41.06	)d	11.77		15.73	e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21		19		21	19		40		43
Ratio of expenses (%)	1.95	*	1.95		2.02	1.97		1.91		1.83
Ratio of net investment income (loss) (%)	(.29	)*	.08		.29	(.09)		(.10)		.11	e
Portfolio turnover rate (%)	108	**	134		82	140		266		259
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.012 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
f Includes a non-recurring payment from the Advisor, which amounted to $0.013 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note G). The Fund also received $0.004 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.14% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2011	a	2010		2009	2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$15.35		$13.49		$11.43	$22.59		$22.15	$19.10
Income (loss) from investment operations: Net investment income (loss)b	.06		.16		.16	.15		.19	.19	d
Net realized and unrealized gain (loss)	2.77		1.87		2.03	(8.16)		2.48	2.98
Total from investment operations	2.83		2.03		2.19	(8.01)		2.67	3.17
Less distributions from: Net investment income	(.17)		(.19)		(.13)	(.21)		(.17)	(.12)
Net realized gains	—		—		—	(2.94)		(2.06)	—
Total distributions	(.17)		(.19)		(.13)	(3.15)		(2.23)	(.12)
Increase from regulatory settlements	—		.02	e	—	—		—	—
Net asset value, end of period	$18.01		$15.35		$13.49	$11.43		$22.59	$22.15
Total Return (%)	18.54	**	15.28	e	19.45	(40.48	)c	12.91	16.72	c,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23		17		15	12		15	4
Ratio of expenses before expense reductions (%)	.91	*	.94		.96	1.01		.91	1.02
Ratio of expenses after expense reductions (%)	.91	*	.94		.96	1.01		.91	1.01
Ratio of net investment income (%)	.75	*	1.07		1.35	.87		.90	.91	d
Portfolio turnover rate (%)	108	**	134		82	140		266	259
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.012 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
e Includes a non-recurring payment from the Advisor, which amounted to $0.014 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note G). The Fund also received $0.005 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.14% lower.
* Annualized
** Not annualized

Institutional Class Years Ended October 31,	2011	a	2010		2009	2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$15.91		$14.00		$11.92	$23.43		$22.91	$19.73
Income (loss) from investment operations: Net investment income (loss)b	.04		.11		.16	.17		.24	.26	d
Net realized and unrealized gain (loss)	2.87		1.95		2.09	(8.47)		2.58	3.07
Total from investment operations	2.91		2.06		2.25	(8.30)		2.82	3.33
Less distributions from: Net investment income	(.13)		(.18)		(.17)	(.27)		(.24)	(.15)
Net realized gains	—		—		—	(2.94)		(2.06)	—
Total distributions	(.13)		(.18)		(.17)	(3.21)		(2.30)	(.15)
Increase from regulatory settlements	—		.03	e	—	—		—	—
Net asset value, end of period	$18.69		$15.91		$14.00	$11.92		$23.43	$22.91
Total Return (%)	18.38	c**	14.99	c,e	19.24	(40.34	)c	13.21	17.02	c,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	200		120		.1	2		29	41
Ratio of expenses before expense reductions (%)	1.43	*	1.56		1.16	.75		.67	.78
Ratio of expenses after expense reductions (%)	1.09	*	1.15		1.16	.75		.67	.73
Ratio of net investment income (%)	.57	*	.73		1.38	1.13		1.14	1.25	d
Portfolio turnover rate (%)	108	**	134		82	140		266	259
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.012 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
e Includes a non-recurring payment from the Advisor, which amounted to $0.020 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note G). The Fund also received $0.007 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.14% lower.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Blue Chip Fund (the "Fund") is a diversified series of DWS Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund is the successor to DWS Blue Chip Fund, a series of DWS Blue Chip Fund (the "Predecessor Fund"). On February 1, 2011, the Predecessor Fund transferred all of its assets and liabilities to DWS Investment Trust, while retaining the same fund name. The transaction had no material effect on an investment in the Fund. All financial and other information contained herein for periods prior to February 1, 2011, is that of the Predecessor Fund.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At October 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $103,153,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2016 ($30,047,000) and October 31, 2017 ($73,106,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2011, the Fund used futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the Fund's investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $7,138,000 to $8,022,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$170,371

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,019,887

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(159,912)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term instruments) aggregated $519,801,374 and $480,155,408, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of the Fund's average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%

Accordingly, for the six months ended April 30, 2011, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.47% of the Fund's average daily net assets.

For the period from November 1, 2010 through September 30, 2011, the

Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class B	2.09%
Institutional Class	1.09%

The Board of Trustees, including the Independent Trustees, approved the Fund's Investment Management Agreement and Sub-Advisory Agreement in November 2010. The Fund's Investment Management Agreement and Sub-Advisory Agreement are identical to the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement and, as a result, in approving the Fund's Investment Management Agreement and Sub-Advisory Agreement, the Board relied on its considerations for approving the renewal of the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement in September 2010. A discussion regarding the basis for the Board's approval of the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement is contained in the annual report for the period ended October 31, 2010.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2011, the Administration Fee was $224,846, of which $40,769 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder serving fee it receives from the Fund. For the six months ended April 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2011
Class A	$249,496	—	$178,962
Class B	15,460	1,432	11,378
Class C	22,873	—	15,866
Class S	20,504	—	13,485
Institutional Class	569,689	268,315	183,077
	$878,022	$269,747	$402,768

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc., ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Service Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2011
Class B	$28,999	$4,641
Class C	73,512	12,599
	$102,511	$17,240

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2011	Annualized Effective Rate
Class A	$299,910	$152,102	.24%
Class B	9,570	4,680	.25%
Class C	24,248	12,158	.25%
	$333,728	$168,940

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2011 aggregated $8,043.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of shares redeemed. For the six months ended April 30, 2011, the CDSC for Class B and C shares aggregated $6,403 and $929, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2011, DIDI received $22.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,678, of which $7,311 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	592,225	$9,901,572	1,458,084	$21,293,353
Class B	22,099	336,048	56,741	743,664
Class C	93,331	1,475,564	147,884	2,009,388
Class S	278,153	4,492,149	209,434	3,049,834
Institutional Class	4,296,435	74,552,334	8,282,610	123,524,934
		$90,757,667		$150,621,173
Shares issued to shareholders in reinvestment of distributions
Class A	108,269	$1,738,808	148,507	$2,120,679
Class B	—	—	2,104	27,718
Class C	—	—	2,328	31,192
Class S	12,312	197,358	13,824	197,128
Institutional Class	365	6,075	109	1,613
		$1,942,241		$2,378,330
Shares redeemed
Class A	(1,601,465)	$(26,534,261)	(3,547,746)	$(51,495,953)
Class B	(115,706)	(1,778,656)	(604,145)	(8,093,271)
Class C	(172,281)	(2,671,905)	(499,470)	(6,794,613)
Class S	(105,358)	(1,771,147)	(218,842)	(3,168,148)
Institutional Class	(1,154,542)	(20,204,196)	(734,379)	(11,096,873)
		$(52,960,165)		$(80,648,858)
Net increase (decrease)
Class A	(900,971)	$(14,893,881)	(1,941,155)	$(28,081,921)
Class B	(93,607)	(1,442,608)	(545,300)	(7,321,889)
Class C	(78,950)	(1,196,341)	(349,258)	(4,754,033)
Class S	185,107	2,918,360	4,416	78,814
Institutional Class	3,142,258	54,354,213	7,548,340	112,429,674
		$39,739,743		$72,350,645

G. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. In accordance with the distribution plan, developed by a distribution consultant, settlement proceeds were distributed to affected shareholders of the Fund, and unclaimed proceeds were then paid to the Fund in the amount of $353,885. In addition, the Fund received $117,505 of non-affiliated regulatory settlements. These payments are included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets for the year ended October 31, 2010.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	KBCAX	KBCBX	KBCCX	KBCSX	KBCIX
CUSIP Number	233372 101	233372 200	233372 309	233372 507	233372 408
Fund Number	031	231	331	2331	1431

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund, a series of DWS Investment Trust

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 28, 2011